Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Bretton Fund
Shareholder Report [Line Items]
Fund Name	Bretton Fund
Class Name	Bretton Fund
Trading Symbol	BRTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bretton Fund ("Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://brettonfund.com/investing. You can also request this information by contacting us at 800.231.2901.
Additional Information Phone Number	800.231.2901
Additional Information Website	https://brettonfund.com/investing
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Bretton Fund	$67	1.35%[1]

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance

For the first half of the year, the biggest contributor to the Fund was Alphabet, the parent company of Google, whose stock surged as it generated strong financial results and appeared better positioned than expected in artificial intelligence. The second biggest contributor was UnitedHealth Group, which rebounded from its weak performance a year ago. The company managed to make aggressive fixes to its problems of higher medical costs and unprofitable plans.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Bretton Fund	10.36%	10.67%	13.79%
S&P 500 Index	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 126,524,920
Holdings Count | shares	20
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$126,524,920
Number of Portfolio Holdings	20
Portfolio Turnover Rate (%)	4%

Holdings [Text Block]
What did the Fund invest in?
Sectors (% of net assets)

*	Net Cash represents cash, cash equivalents and other assets in excess of liabilities.

Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	15.92%
UnitedHealth Group Incorporated	7.13%
JPMorgan Chase & Co.	6.21%
American Express Company	6.18%
Ross Stores Inc.	5.84%
The Progressive Corporation	5.77%
Bank of America Corporation	5.67%
AutoZone, Inc.	5.05%
Visa Inc. - Class A	4.83%
MasterCard Incorporated - Class A	4.46%

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet Inc. - Class C	15.92%
UnitedHealth Group Incorporated	7.13%
JPMorgan Chase & Co.	6.21%
American Express Company	6.18%
Ross Stores Inc.	5.84%
The Progressive Corporation	5.77%
Bank of America Corporation	5.67%
AutoZone, Inc.	5.05%
Visa Inc. - Class A	4.83%
MasterCard Incorporated - Class A	4.46%